Segment Information (Tables)	3 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Reconciliation from Consolidated Net Income (Loss) Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Detail)

The following tables summarize selected financial information by segment, as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to adjusted EBIT and adjusted EBITDA, for the three months ended March 31, 2018 and 2017.

	Three Months Ended March 31, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,579	$682	$2,495	$1,186	$(642)	$6,300	$502	$(29)	$6,773
Net income (loss)(1)	-	-	-	-	-	99	103		202
Add back:
Income tax expense	-	-	-	-	-	23	40		63
Interest expense of Industrial Activities, net of interest income and eliminations	-	-	-	-	-	93	-		93
Foreign exchange (gains) losses, net	-	-	-	-	-	25	-		25
Finance and non-service component of Pension and OPEB costs	-	-	-	-	-	18	-		18
Adjustments:
Restructuring expenses	-	-	3	-	-	3	-		3
Adjusted EBIT	$186	$-	$49	$95	$(69)	$261	$143		$404
Depreciation and amortization	79	16	55	34	-	184	1		185
Depreciation of assets on operating lease and assets sold with buy-back commitment	-	-	102	-	-	102	66		168
Adjusted EBITDA	$265	$16	$206	$129	$(69)	$547	$210		$757
(1)	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
	Three Months Ended March 31, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,240	$502	$2,125	$1,001	$(578)	$5,290	$512	$(17)	$5,785
Net income (loss)(1)	-	-	-	-	-	(41)	87		46
Add back:
Income tax expense	-	-	-	-	-	13	38		51
Interest expense of Industrial Activities, net of interest income and eliminations	-	-	-	-	-	103	-		103
Foreign exchange (gains) losses, net	-	-	-	-	-	32	-		32
Finance and non-service component of Pension and OPEB costs	-	-	-	-	-	23	-		23
Adjustments:
Restructuring expenses	5	3	3	-	-	11	1		12
Adjusted EBIT	$115	$(31)	$17	$74	$(34)	$141	$126		$267
Depreciation and amortization	79	16	51	30	-	176	1		177
Depreciation of assets on operating lease and assets sold with buy-back commitment	-	-	74	-	-	74	65		139
Adjusted EBITDA	$194	$(15)	$142	$104	$(34)	$391	$192		$583
(1)	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.